OTHER REVENUES	12 Months Ended
Dec. 31, 2018
OTHER REVENUES
OTHER REVENUES

25.   OTHER REVENUES

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Gain on disposal of subsidiaries	—	87,217	5,754	837
VAT refund	45,313	33,523	4,635	674
Sales of silver products	4,973	13,546	15	2
Sales of application services	28	6,475	55,513	8,074
Government grants and others	14,728	63,650	34,498	5,018
Awards from the Exchanges	90,528	—	—	—
Total	155,570	204,411	100,415	14,605

Government grants and others primarily consist of financial subsidies granted by provincial and local governments for operating a business in their jurisdiction. The government grants are non-recurring in nature and there is no assurance that the Group will continue to receive such government grants in the future.

During the year ended December 31, 2016, the Group recognized awards of RMB 90.53 million, from the Exchanges based on customer trading volume of the Group. Awards from the Exchanges are recognized when there is reasonable assurance that they will be received and amounts can be reasonably estimated. Given the termination of trading in Guangdong and Tianjin Exchange in 2017, there is no award from the Exchanges recognized in 2017.

During the year ended December 31, 2016, 2017 and 2018, the Group recognized VAT refund of RMB 45.31 million, RMB 33.52 million and RMB 4.64 million, respectively, based on the VAT preferential policy issued by the State Administration of Tax. VAT refund is recoginized when there is resonable assurance that they will be received and amounts can be reasonably estimated. VAT refund is first recorded to offset the corresponding cost recognized by the Group, any excess refund is recognized in other revenue. The outstanding VAT refund receivable is RMB 43.22 million, RMB 7.69 million and RMB 11.77 million as at December 31, 2016, 2017 and 2018, respectively.

During the year ended December 31, 2016, 2017 and 2018, the group recoginzed application service revenue of RMB 0.03 million, RMB 6.48 million and RMB 55.51 million, respectively. Sales of application services comprise the sales of a license subscription bundled with customer support service during the license period. Revenue from sales of application services are amortized over the term of the arrangement.

In 2017, the Group disposed eight subsidiaries, including Sheng Ding, Da Xiang Ping Tai, Tian Jin Da Xiang, Da Xiang Shun Yi, Rong Jin Hui Yin, Jin Xiang Yin Rui, Yin Ru Yi and Yin Tian Xia Products, to third parties. The Group realized a disposal gain of RMB 87.22 million in total.

In 2018, the Group disposed one subsidiary, Tianxi, to a former management personnel of the Group. The Group realized a disposal gain of RMB 5.75 million. As at December 31, 2018, the outstanding receivable related to this disposal is RMB 9.60 million.